OTHER ASSETS (Schedule of Intangible Assets) (Details) (USD $)	9 Months Ended		12 Months Ended		203 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization					$ 183,556
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount			492,631	314,958	492,631
Accumulated Amortization			$ 132,150	$ 107,691